Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 16. Related Party Transactions
See
Note 7
, Long-term Debt for details of promissory notes issued by the Company to certain investors of the Company (or an affiliate thereof).
See
Note 12
, Stock-based compensation for details of partial recourse promissory notes issued by the Company to certain executives and employees.